Property, Plant and Equipment - Summary of Assets Used by the Company (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 292,338	$ 9,547	$ 291,528
Assets Subject to Operating Leases [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	7,253		6,199	$ 7,251
Assets Used by the Company [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Assets used by the Company	$ 285,085		$ 285,329	$ 281,849